Submission	Aug. 22, 2024
Submission [Line Items]
Central Index Key	0001465128
Registrant Name	STARWOOD PROPERTY TRUST, INC.
Registration File Number	333-264946
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES